NATIONWIDE

VARIABLE

ACCOUNT-8

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-8:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
15,847 shares (cost $407,828)	$698,526
Mid Cap Value Portfolio: Class 1 (JPMMV1)
14,358 shares (cost $98,661)	151,768
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
12,948 shares (cost $454,973)	678,477
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
36,348 shares (cost $188,221)	303,141
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
18,138 shares (cost $721,993)	742,209
Emerging Markets Debt Portfolio - Class I (MSEM)
1,537 shares (cost $11,745)	12,634
U.S. Real Estate Portfolio - Class I (MSVRE)
32,750 shares (cost $400,848)	515,493
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
58,417 shares (cost $828,758)	1,132,701
Federated NVIT High Income Bond Fund - Class I (HIBF)
38,174 shares (cost $243,065)	263,783
NVIT Emerging Markets Fund - Class III (GEM3)
16,685 shares (cost $191,029)	196,551
NVIT International Equity Fund - Class I (GIG)
18,239 shares (cost $162,743)	196,071
NVIT International Equity Fund - Class III (GIG3)
19,942 shares (cost $182,947)	214,577
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,609 shares (cost $17,310)	18,338
NVIT Core Bond Fund - Class I (NVCBD1)
263 shares (cost $2,870)	2,810
NVIT Nationwide Fund - Class I (TRF)
127,132 shares (cost $1,347,169)	1,676,874
NVIT Government Bond Fund - Class I (GBF)
219,436 shares (cost $2,595,678)	2,369,910
American Century NVIT Growth Fund - Class I (CAF)
10,431 shares (cost $122,449)	209,762
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,709 shares (cost $25,131)	33,912
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
27,703 shares (cost $284,585)	292,269
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
79,448 shares (cost $858,399)	1,026,472
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
44,698 shares (cost $439,458)	600,738
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
63,149 shares (cost $618,611)	744,531
NVIT Mid Cap Index Fund - Class I (MCIF)
91,204 shares (cost $1,607,073)	2,227,193
NVIT Money Market Fund - Class I (SAM)
2,906,091 shares (cost $2,906,091)	2,906,091
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
379 shares (cost $3,273)	4,566
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,647 shares (cost $27,491)	34,777
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
35,074 shares (cost $282,292)	482,625

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
483 shares (cost $5,027)	6,395
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
23,798 shares (cost $374,075)	566,873
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
40,242 shares (cost $394,671)	661,572
NVIT Multi-Manager Small Company Fund - Class I (SCF)
47,329 shares (cost $857,398)	1,303,438
NVIT Large Cap Growth Fund - Class I (NVOLG1)
349,162 shares (cost $5,334,528)	8,201,817
Invesco NVIT Comstock Value Fund - Class I (EIF)
18,159 shares (cost $172,553)	281,276
NVIT Real Estate Fund - Class I (NVRE1)
2,942 shares (cost $24,227)	26,216
VP Income & Growth Fund - Class I (ACVIG)
66,412 shares (cost $408,828)	609,000
VP International Fund - Class I (ACVI)
134,031 shares (cost $1,031,753)	1,439,496
VP International Fund - Class III (ACVI3)
19,359 shares (cost $169,034)	207,911
VP Ultra(R) Fund - Class I (ACVU1)
2,323 shares (cost $21,984)	34,194
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
10,841 shares (cost $120,969)	201,647
Appreciation Portfolio - Initial Shares (DCAP)
17,422 shares (cost $599,711)	835,392
Quality Bond Fund II - Primary Shares (FQB)
70,431 shares (cost $754,996)	805,029
VIP Equity-Income Portfolio - Service Class (FEIS)
110,802 shares (cost $2,427,772)	2,570,605
VIP Growth Portfolio - Service Class (FGS)
96,390 shares (cost $3,021,591)	5,494,247
VIP High Income Portfolio - Service Class (FHIS)
97,052 shares (cost $547,777)	559,992
VIP Overseas Portfolio - Service Class (FOS)
33,122 shares (cost $633,264)	680,981
VIP Overseas Portfolio - Service Class R (FOSR)
7,637 shares (cost $115,224)	156,720
VIP Value Strategies Portfolio - Service Class (FVSS)
37,025 shares (cost $303,900)	530,932
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
56,513 shares (cost $636,405)	811,521
ClearBridge Variable All Cap Value Portfolio Class I (SBTRP)
125,326 shares (cost $2,817,904)	3,126,873
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
81,236 shares (cost $1,190,584)	1,555,669
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
68,100 shares (cost $497,400)	552,974
Guardian Portfolio - I Class Shares (AMGP)
2,657 shares (cost $46,896)	70,925
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
29,826 shares (cost $577,646)	1,224,945
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
51,359 shares (cost $538,817)	772,439
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,130 shares (cost $40,716)	46,273
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
86,210 shares (cost $1,701,914)	2,693,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
23,218 shares (cost $824,023)	1,729,944
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
146 shares (cost $4,194)	4,457
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
43,688 shares (cost $563,550)	650,945
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
8,451 shares (cost $254,490)	265,275

Total Investments	$56,415,962

Accounts Receivable-Emerging Markets Debt Portfolio - Class I (MSEM)	6
Accounts Receivable-NVIT Core Bond Fund - Class I (NVCBD1)	3

Other Accounts Payable	(150)
Accounts Payable-Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	(6)
Accounts Payable-NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	(11)
Accounts Payable-NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	(7)
Accounts Payable-NVIT Real Estate Fund - Class I (NVRE1)	(17)
Accounts Payable-VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	(4)

$56,415,776

Contract Owners’ Equity:
Accumulation units	56,415,776

Total Contract Owners’ Equity (note 5)	$56,415,776

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM	MSVRE
Reinvested dividends	$657,933	9,929	1,263	4,006	-	24,671	526	6,535
Mortality and expense risk charges (note 2)	(774,410)	(10,653)	(1,813)	(9,804)	(4,480)	(11,038)	(184)	(8,425)

Net investment income (loss)	(116,477)	(724)	(550)	(5,798)	(4,480)	13,633	342	(1,890)

Realized gain (loss) on investments	1,601,718	69,899	10,289	122,739	59,664	(56,248)	11	46,857
Change in unrealized gain (loss) on investments	9,475,919	141,803	22,395	57,578	36,179	132,410	(1,922)	(33,348)

Net gain (loss) on investments	11,077,637	211,702	32,684	180,317	95,843	76,162	(1,911)	13,509

Reinvested capital gains	642,001	-	1,357	-	-	-	161	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,603,161	210,978	33,491	174,519	91,363	89,795	(1,408)	11,619

Investment Activity:	NVAMV1	HIBF	GEM3	GIG	GIG3	NVNMO1	NVCBD1	TRF
Reinvested dividends	$19,396	17,122	2,278	962	952	97	111	20,563
Mortality and expense risk charges (note 2)	(14,746)	(3,839)	(3,117)	(2,558)	(2,687)	(64)	(239)	(22,684)

Net investment income (loss)	4,650	13,283	(839)	(1,596)	(1,735)	33	(128)	(2,121)

Realized gain (loss) on investments	18,372	(7,070)	7,922	631	515	24	968	16,724
Change in unrealized gain (loss) on investments	227,430	9,026	(13,031)	28,460	28,496	1,357	(1,764)	394,951

Net gain (loss) on investments	245,802	1,956	(5,109)	29,091	29,011	1,381	(796)	411,675

Reinvested capital gains	20,168	-	-	-	-	151	226	-

Net increase (decrease) in contract owners’ equity resulting from operations	$270,620	15,239	(5,948)	27,495	27,276	1,565	(698)	409,554

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$48,973	1,305	507	5,094	17,066	9,452	12,551	23,378
Mortality and expense risk charges (note 2)	(35,923)	(2,827)	(449)	(4,068)	(22,683)	(9,918)	(10,647)	(30,648)

Net investment income (loss)	13,050	(1,522)	58	1,026	(5,617)	(466)	1,904	(7,270)

Realized gain (loss) on investments	4,915	13,481	2,246	206	156,491	(56,654)	503	97,259
Change in unrealized gain (loss) on investments	(187,970)	37,402	4,767	3,959	68,445	193,394	53,610	441,564

Net gain (loss) on investments	(183,055)	50,883	7,013	4,165	224,936	136,740	54,113	538,823

Reinvested capital gains	28,543	-	-	4,370	-	-	9,055	54,444

Net increase (decrease) in contract owners’ equity resulting from operations	$(141,462)	49,361	7,071	9,561	219,319	136,274	65,072	585,997

Investment Activity:	SAM	NVMIG3	NVMLG1	NVMMG1	NVMMV2	SCGF	SCVF	SCF
Reinvested dividends	$-	52	237	-	69	-	5,050	1,582
Mortality and expense risk charges (note 2)	(44,602)	(57)	(421)	(6,375)	(79)	(6,824)	(8,967)	(16,866)

Net investment income (loss)	(44,602)	(5)	(184)	(6,375)	(10)	(6,824)	(3,917)	(15,284)

Realized gain (loss) on investments	-	13	139	37,785	60	52,448	15,885	(8,875)
Change in unrealized gain (loss) on investments	-	742	6,554	77,351	1,250	99,476	191,316	417,597

Net gain (loss) on investments	-	755	6,693	115,136	1,310	151,924	207,201	408,722

Reinvested capital gains	-	-	2,143	32,984	271	26,557	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(44,602)	750	8,652	141,745	1,571	171,657	203,284	393,438

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVOLG1	EIF	NVRE1	ACVIG	ACVI	ACVI3	ACVU1	DVSCS
Reinvested dividends	$58,228	-	405	12,431	25,139	3,250	147	1,892
Mortality and expense risk charges (note 2)	(106,682)	(3,557)	(371)	(7,995)	(20,457)	(2,704)	(399)	(2,442)

Net investment income (loss)	(48,454)	(3,557)	34	4,436	4,682	546	(252)	(550)

Realized gain (loss) on investments	339,924	747	101	(7,245)	55,914	(3,613)	103	7,007
Change in unrealized gain (loss) on investments	1,979,598	75,326	(1,740)	168,413	214,579	39,508	8,864	47,465

Net gain (loss) on investments	2,319,522	76,073	(1,639)	161,168	270,493	35,895	8,967	54,472

Reinvested capital gains	-	-	1,919	-	-	-	-	2,326

Net increase (decrease) in contract owners’ equity resulting from operations	$2,271,068	72,516	314	165,604	275,175	36,441	8,715	56,248

Investment Activity:	DCAP	FQB	FEIS	FGS	FHIS	FOS	FOSR	FVSS
Reinvested dividends	$15,841	36,572	57,967	9,489	32,140	7,804	1,836	4,007
Mortality and expense risk charges (note 2)	(11,565)	(12,241)	(34,255)	(70,178)	(8,982)	(8,542)	(1,848)	(6,570)

Net investment income (loss)	4,276	24,331	23,712	(60,689)	23,158	(738)	(12)	(2,563)

Realized gain (loss) on investments	7,543	41,737	(56,720)	158,097	21,714	15,342	(1,375)	23,239
Change in unrealized gain (loss) on investments	131,713	(67,913)	431,487	1,373,460	(18,503)	137,556	34,569	95,146

Net gain (loss) on investments	139,256	(26,176)	374,767	1,531,557	3,211	152,898	33,194	118,385

Reinvested capital gains	1,929	-	160,432	3,424	-	2,318	541	-

Net increase (decrease) in contract owners’ equity resulting from operations	$145,461	(1,845)	558,911	1,474,292	26,369	154,478	33,723	115,822

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	LPVCII	SBTRP	SBVI	SBVHY	AMGP	AMCG	AMTP	AMSRS
Reinvested dividends	$13,044	40,095	23,393	32,716	474	-	7,358	285
Mortality and expense risk charges (note 2)	(11,506)	(41,570)	(19,922)	(8,317)	(866)	(16,163)	(8,467)	(191)

Net investment income (loss)	1,538	(1,475)	3,471	24,399	(392)	(16,163)	(1,109)	94

Realized gain (loss) on investments	3,047	(5,194)	54,532	(17,911)	6,293	113,691	(4,481)	179
Change in unrealized gain (loss) on investments	172,490	571,285	249,794	20,315	10,974	209,602	153,468	4,273

Net gain (loss) on investments	175,537	566,091	304,326	2,404	17,267	323,293	148,987	4,452

Reinvested capital gains	-	210,621	69,491	-	3,008	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$177,075	775,237	377,288	26,803	19,883	307,130	147,878	4,546

Investment Activity:	OVGI	OVAG	VWHAS	VWEM	VWHA
Reinvested dividends	$27,640	188	-	9,919	1,946
Mortality and expense risk charges (note 2)	(35,562)	(22,322)	(74)	(9,159)	(3,818)

Net investment income (loss)	(7,922)	(22,134)	(74)	760	(1,872)

Realized gain (loss) on investments	174,943	83,556	369	(14,230)	(2,790)
Change in unrealized gain (loss) on investments	494,035	403,618	263	76,124	20,673

Net gain (loss) on investments	668,978	487,174	632	61,894	17,883

Reinvested capital gains	-	-	-	-	5,562

Net increase (decrease) in contract owners’ equity resulting from operations	$661,056	465,040	558	62,654	21,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		DSRG		JPMMV1		JACAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(116,477)	(75,412)	(724)	(4,831)	(550)	(299)	(5,798)	(7,715)
Realized gain (loss) on investments	1,601,718	861,497	69,899	13,235	10,289	25,751	122,739	166,639
Change in unrealized gain (loss) on investments	9,475,919	5,243,848	141,803	72,664	22,395	(2,466)	57,578	15,213
Reinvested capital gains	642,001	637,085	-	-	1,357	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,603,161	6,667,018	210,978	81,068	33,491	22,986	174,519	174,137

Equity transactions:
Purchase payments received from contract owners (note 3)	617,240	224,921	6,736	319	10,000	-	5,593	110
Transfers between funds	-	-	3,142	1	18,489	(14,520)	(53,161)	(22,195)
Redemptions (note 3)	(9,031,049)	(9,889,460)	(284,820)	(115,704)	(16,946)	(34,962)	(200,169)	(230,754)
Contract maintenance charges (note 2)	(11,933)	(13,762)	(131)	(151)	(15)	(14)	(188)	(218)
Contingent deferred sales charges (note 2)	(2,263)	(3,135)	-	(13)	-	-	(74)	(408)
Adjustments to maintain reserves	(713)	(646)	(18)	(15)	(13)	(4)	(14)	(3)

Net equity transactions	(8,428,718)	(9,682,082)	(275,091)	(115,563)	11,515	(49,500)	(248,013)	(253,468)

Net change in contract owners’ equity	3,174,443	(3,015,064)	(64,113)	(34,495)	45,006	(26,514)	(73,494)	(79,331)
Contract owners’ equity beginning of period	53,241,333	56,256,397	762,632	797,127	106,768	133,282	751,976	831,307

Contract owners’ equity end of period	$56,415,776	53,241,333	698,519	762,632	151,774	106,768	678,482	751,976

CHANGES IN UNITS:
Beginning units	4,012,229	4,767,598	84,008	96,943	6,253	9,265	68,467	92,492
Units purchased	129,957	230,241	1,143	35	1,353	434	1,000	2,336
Units redeemed	(696,180)	(985,610)	(27,063)	(12,970)	(791)	(3,446)	(21,648)	(26,361)

Ending units	3,446,006	4,012,229	58,088	84,008	6,815	6,253	47,819	68,467

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAGTS		JAIGS		MSEM		MSVRE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,480)	(4,883)	13,633	(6,203)	342	191	(1,890)	(4,164)
Realized gain (loss) on investments	59,664	54,901	(56,248)	125,772	11	16	46,857	35,622
Change in unrealized gain (loss) on investments	36,179	(549)	132,410	(201,893)	(1,922)	1,769	(33,348)	67,555
Reinvested capital gains	-	-	-	117,095	161	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,363	49,469	89,795	34,771	(1,408)	1,976	11,619	99,013

Equity transactions:
Purchase payments received from contract owners (note 3)	32,576	3,273	-	2	-	-	-	-
Transfers between funds	107	(6,877)	(51,564)	229,048	-	-	(38,996)	31,114
Redemptions (note 3)	(125,355)	(62,055)	(148,474)	(138,247)	-	-	(141,718)	(206,957)
Contract maintenance charges (note 2)	(63)	(60)	(146)	(165)	(14)	(20)	(153)	(242)
Contingent deferred sales charges (note 2)	-	(15)	(184)	-	-	-	(138)	-
Adjustments to maintain reserves	(11)	(14)	(3)	(28)	13	(18)	4	(50)

Net equity transactions	(92,746)	(65,748)	(200,371)	90,610	(1)	(38)	(181,001)	(176,135)

Net change in contract owners’ equity	(1,383)	(16,279)	(110,576)	125,381	(1,409)	1,938	(169,382)	(77,122)
Contract owners’ equity beginning of period	304,521	320,800	852,787	727,406	14,049	12,111	684,874	761,996

Contract owners’ equity end of period	$303,138	304,521	742,211	852,787	12,640	14,049	515,492	684,874

CHANGES IN UNITS:
Beginning units	57,027	70,575	68,524	65,223	389	390	18,802	23,891
Units purchased	5,612	15,564	683	35,997	-	-	175	878
Units redeemed	(20,115)	(29,112)	(16,281)	(32,696)	-	(1)	(4,913)	(5,967)

Ending units	42,524	57,027	52,926	68,524	389	389	14,064	18,802

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVAMV1		HIBF		GEM3		GIG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,650	(4,591)	13,283	21,183	(839)	(2,960)	(1,596)	(1,079)
Realized gain (loss) on investments	18,372	14,044	(7,070)	(3,631)	7,922	32,382	631	(194)
Change in unrealized gain (loss) on investments	227,430	73,663	9,026	20,312	(13,031)	22,290	28,460	24,925
Reinvested capital gains	20,168	38,965	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	270,620	122,081	15,239	37,864	(5,948)	51,712	27,495	23,652

Equity transactions:
Purchase payments received from contract owners (note 3)	1,043	1,199	-	-	157	209	-	-
Transfers between funds	(601)	(770)	(4,705)	-	197	(96,449)	-	-
Redemptions (note 3)	(81,236)	(222,375)	(67,092)	(19,241)	(49,334)	(47,688)	(7,453)	(22,658)
Contract maintenance charges (note 2)	(276)	(341)	(87)	(82)	(41)	(42)	(6)	(9)
Contingent deferred sales charges (note 2)	-	(39)	(42)	-	(114)	-	-	-
Adjustments to maintain reserves	(14)	2	(2)	(14)	(15)	16	(9)	(5)

Net equity transactions	(81,084)	(222,324)	(71,928)	(19,337)	(49,150)	(143,954)	(7,468)	(22,672)

Net change in contract owners’ equity	189,536	(100,243)	(56,689)	18,527	(55,098)	(92,242)	20,027	980
Contract owners’ equity beginning of period	943,171	1,043,414	320,468	301,941	251,647	343,889	176,040	175,060

Contract owners’ equity end of period	$1,132,707	943,171	263,779	320,468	196,549	251,647	196,067	176,040

CHANGES IN UNITS:
Beginning units	60,374	75,509	17,105	18,203	10,067	15,903	14,815	16,793
Units purchased	58	80	-	-	14	451	-	-
Units redeemed	(4,678)	(15,215)	(3,769)	(1,098)	(2,166)	(6,287)	(613)	(1,978)

Ending units	55,754	60,374	13,336	17,105	7,915	10,067	14,202	14,815

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GIG3		NVNMO1		NVCBD1		TRF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,735)	(58)	33	(2)	(128)	351	(2,121)	(1,243)
Realized gain (loss) on investments	515	(5,159)	24	(229)	968	126	16,724	43,979
Change in unrealized gain (loss) on investments	28,496	20,015	1,357	618	(1,764)	721	394,951	154,893
Reinvested capital gains	-	-	151	222	226	145	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	27,276	14,798	1,565	609	(698)	1,343	409,554	197,629

Equity transactions:
Purchase payments received from contract owners (note 3)	157	158	-	-	-	-	2,515	7,644
Transfers between funds	19,555	85,218	13,915	(3,079)	(18,524)	-	-	(66,453)
Redemptions (note 3)	(18,359)	(4,697)	(388)	(345)	-	(942)	(256,056)	(340,022)
Contract maintenance charges (note 2)	(28)	(27)	-	-	-	-	(434)	(540)
Contingent deferred sales charges (note 2)	(38)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(14)	2	(11)	4	(3)	-	(30)	(15)

Net equity transactions	1,273	80,654	13,516	(3,420)	(18,527)	(942)	(254,005)	(399,386)

Net change in contract owners’ equity	28,549	95,452	15,081	(2,811)	(19,225)	401	155,549	(201,757)
Contract owners’ equity beginning of period	186,023	90,571	3,251	6,062	22,038	21,637	1,521,315	1,723,072

Contract owners’ equity end of period	$214,572	186,023	18,332	3,251	2,813	22,038	1,676,864	1,521,315

CHANGES IN UNITS:
Beginning units	9,803	5,439	213	458	1,788	1,865	133,593	170,388
Units purchased	2,115	4,764	655	-	-	-	196	696
Units redeemed	(2,184)	(400)	(21)	(245)	(1,552)	(77)	(19,872)	(37,491)

Ending units	9,734	9,803	847	213	236	1,788	113,917	133,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GBF		CAF		GVIDA		GVIDC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,050	20,544	(1,522)	(1,754)	58	10	1,026	51
Realized gain (loss) on investments	4,915	42,126	13,481	15,862	2,246	2,897	206	15,238
Change in unrealized gain (loss) on investments	(187,970)	(109,901)	37,402	10,597	4,767	935	3,959	(4,425)
Reinvested capital gains	28,543	99,086	-	-	-	-	4,370	4,322

Net increase (decrease) in contract owners’ equity resulting from operations	(141,462)	51,855	49,361	24,705	7,071	3,842	9,561	15,186

Equity transactions:
Purchase payments received from contract owners (note 3)	4,402	5,286	274	604	635	859	214	215
Transfers between funds	237	(198,128)	-	-	4,860	(2,543)	-	30,799
Redemptions (note 3)	(390,916)	(515,594)	(29,018)	(34,412)	(4,631)	(6,000)	(3,244)	(229,655)
Contract maintenance charges (note 2)	(793)	(967)	(25)	(33)	(45)	(53)	(67)	(158)
Contingent deferred sales charges (note 2)	(53)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(12)	(8)	(15)	(10)	(23)	-	(4)	(16)

Net equity transactions	(387,135)	(709,411)	(28,784)	(33,851)	796	(7,737)	(3,101)	(198,815)

Net change in contract owners’ equity	(528,597)	(657,556)	20,577	(9,146)	7,867	(3,895)	6,460	(183,629)
Contract owners’ equity beginning of period	2,898,511	3,556,067	189,183	198,329	26,034	29,929	285,802	469,431

Contract owners’ equity end of period	$2,369,914	2,898,511	209,760	189,183	33,901	26,034	292,262	285,802

CHANGES IN UNITS:
Beginning units	169,600	211,415	26,953	31,767	1,768	2,324	21,629	36,840
Units purchased	334	695	35	86	340	61	16	5,748
Units redeemed	(23,345)	(42,510)	(3,626)	(4,900)	(271)	(617)	(247)	(20,959)

Ending units	146,589	169,600	23,362	26,953	1,837	1,768	21,398	21,629

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDM		GVDMA		GVDMC		MCIF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(5,617)	7,572	(466)	(657)	1,904	2,303	(7,270)	(9,235)
Realized gain (loss) on investments	156,491	(25,543)	(56,654)	(40,244)	503	(1,516)	97,259	78,053
Change in unrealized gain (loss) on investments	68,445	141,958	193,394	165,788	53,610	45,057	441,564	103,293
Reinvested capital gains	-	-	-	-	9,055	3,239	54,444	149,445

Net increase (decrease) in contract owners’ equity resulting from operations	219,319	123,987	136,274	124,887	65,072	49,083	585,997	321,556

Equity transactions:
Purchase payments received from contract owners (note 3)	11,558	4,449	203	3,769	78	667	33,346	55
Transfers between funds	49,494	587,329	(1,559)	6,780	-	-	108	(27,103)
Redemptions (note 3)	(869,061)	(173,884)	(445,106)	(338,744)	(106,850)	(20,090)	(401,577)	(477,022)
Contract maintenance charges (note 2)	(321)	(298)	(205)	(209)	(51)	(52)	(310)	(402)
Contingent deferred sales charges (note 2)	(707)	-	-	-	-	-	(204)	-
Adjustments to maintain reserves	(4)	(25)	(16)	(8)	(8)	(17)	7	(12)

Net equity transactions	(809,041)	417,571	(446,683)	(328,412)	(106,831)	(19,492)	(368,630)	(504,484)

Net change in contract owners’ equity	(589,722)	541,558	(310,409)	(203,525)	(41,759)	29,591	217,367	(182,928)
Contract owners’ equity beginning of period	1,616,194	1,074,636	911,139	1,114,664	786,286	756,695	2,009,854	2,192,782

Contract owners’ equity end of period	$1,026,472	1,616,194	600,730	911,139	744,527	786,286	2,227,221	2,009,854

CHANGES IN UNITS:
Beginning units	112,591	81,793	61,749	84,731	55,906	57,312	82,810	104,621
Units purchased	4,119	43,209	4,083	735	5	48	1,103	3
Units redeemed	(54,526)	(12,411)	(32,092)	(23,717)	(7,322)	(1,454)	(13,951)	(21,814)

Ending units	62,184	112,591	33,740	61,749	48,589	55,906	69,962	82,810

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SAM		NVMIG3		NVMLG1		NVMMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(44,602)	(47,613)	(5)	(27)	(184)	(212)	(6,375)	(6,265)
Realized gain (loss) on investments	-	-	13	5	139	464	37,785	35,685
Change in unrealized gain (loss) on investments	-	-	742	497	6,554	1,990	77,351	(13,526)
Reinvested capital gains	-	-	-	-	2,143	650	32,984	39,053

Net increase (decrease) in contract owners’ equity resulting from operations	(44,602)	(47,613)	750	475	8,652	2,892	141,745	54,947

Equity transactions:
Purchase payments received from contract owners (note 3)	211,282	70,190	-	-	-	102	5,489	14,393
Transfers between funds	300,039	367,799	-	-	-	312	-	(47,301)
Redemptions (note 3)	(552,818)	(1,036,885)	-	-	(423)	(423)	(80,331)	(37,272)
Contract maintenance charges (note 2)	(818)	(1,013)	-	-	(8)	(7)	(83)	(76)
Contingent deferred sales charges (note 2)	-	(755)	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	(14)	(1)	(3)	4	(2)	(23)	3

Net equity transactions	(42,320)	(600,678)	(1)	(3)	(427)	(18)	(74,948)	(70,253)

Net change in contract owners’ equity	(86,922)	(648,291)	749	472	8,225	2,874	66,797	(15,306)
Contract owners’ equity beginning of period	2,993,017	3,641,308	3,810	3,338	26,560	23,686	415,816	431,122

Contract owners’ equity end of period	$2,906,095	2,993,017	4,559	3,810	34,785	26,560	482,613	415,816

CHANGES IN UNITS:
Beginning units	275,121	330,014	247	247	1,689	1,728	25,278	29,693
Units purchased	56,501	46,807	-	-	-	652	303	893
Units redeemed	(60,699)	(101,700)	-	-	(24)	(691)	(4,166)	(5,308)

Ending units	270,923	275,121	247	247	1,665	1,689	21,415	25,278

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMV2		SCGF		SCVF		SCF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(10)	(2)	(6,824)	(6,290)	(3,917)	(3,150)	(15,284)	(14,424)
Realized gain (loss) on investments	60	1	52,448	40,322	15,885	(16,097)	(8,875)	(49,280)
Change in unrealized gain (loss) on investments	1,250	56	99,476	16,926	191,316	116,972	417,597	212,938
Reinvested capital gains	271	142	26,557	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,571	197	171,657	50,958	203,284	97,725	393,438	149,234

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,413	14,962	170	1,667	31,453	2,128
Transfers between funds	3,456	-	11,333	(40,024)	(2,986)	(19,770)	(12,251)	(19,865)
Redemptions (note 3)	(149)	-	(34,511)	(46,064)	(86,313)	(89,460)	(201,928)	(170,518)
Contract maintenance charges (note 2)	(5)	-	(29)	(45)	(192)	(192)	(201)	(217)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(21)	(86)	-
Adjustments to maintain reserves	(5)	(1)	(18)	(10)	(19)	(22)	(33)	11

Net equity transactions	3,297	(1)	(21,812)	(71,181)	(89,340)	(107,798)	(183,046)	(188,461)

Net change in contract owners’ equity	4,868	196	149,845	(20,223)	113,944	(10,073)	210,392	(39,227)
Contract owners’ equity beginning of period	1,526	1,330	417,022	437,245	547,628	557,701	1,093,041	1,132,268

Contract owners’ equity end of period	$6,394	1,526	566,867	417,022	661,572	547,628	1,303,433	1,093,041

CHANGES IN UNITS:
Beginning units	91	91	33,845	39,690	22,192	26,838	48,271	56,947
Units purchased	201	-	4,589	1,305	6	180	1,054	126
Units redeemed	(7)	-	(6,097)	(7,150)	(2,832)	(4,826)	(7,893)	(8,802)

Ending units	285	91	32,337	33,845	19,366	22,192	41,432	48,271

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVOLG1		EIF		NVRE1		ACVIG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(48,454)	(55,592)	(3,557)	(675)	34	(85)	4,436	3,671
Realized gain (loss) on investments	339,924	142,287	747	(11,446)	101	852	(7,245)	(20,648)
Change in unrealized gain (loss) on investments	1,979,598	1,110,086	75,326	53,461	(1,740)	354	168,413	87,997
Reinvested capital gains	-	-	-	-	1,919	2,172	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,271,068	1,196,781	72,516	41,340	314	3,293	165,604	71,020

Equity transactions:
Purchase payments received from contract owners (note 3)	96,760	25,016	211	-	-	-	1,171	965
Transfers between funds	(18,423)	(125,634)	-	(61,019)	1,215	(2,583)	(4,583)	(45,961)
Redemptions (note 3)	(1,263,140)	(1,284,955)	(9,374)	(35,989)	-	-	(83,172)	(69,823)
Contract maintenance charges (note 2)	(1,580)	(1,799)	(39)	(55)	-	-	(118)	(128)
Contingent deferred sales charges (note 2)	(122)	(136)	-	-	-	-	(46)	-
Adjustments to maintain reserves	(20)	(29)	(24)	(3)	(8)	(5)	-	(22)

Net equity transactions	(1,186,525)	(1,387,537)	(9,226)	(97,066)	1,207	(2,588)	(86,748)	(114,969)

Net change in contract owners’ equity	1,084,543	(190,756)	63,290	(55,726)	1,521	705	78,856	(43,949)
Contract owners’ equity beginning of period	7,117,263	7,308,019	217,979	273,705	24,678	23,973	530,147	574,096

Contract owners’ equity end of period	$8,201,806	7,117,263	281,269	217,979	26,199	24,678	609,003	530,147

CHANGES IN UNITS:
Beginning units	454,585	546,210	19,745	28,961	1,092	1,211	45,543	55,795
Units purchased	4,955	1,690	14	3	50	-	273	1,275
Units redeemed	(70,892)	(93,315)	(708)	(9,219)	-	(119)	(6,751)	(11,527)

Ending units	388,648	454,585	19,051	19,745	1,142	1,092	39,065	45,543

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVI		ACVI3		ACVU1		DVSCS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,682	(7,611)	546	(877)	(252)	(362)	(550)	(1,179)
Realized gain (loss) on investments	55,914	(4,841)	(3,613)	(30,541)	103	2,441	7,007	4,056
Change in unrealized gain (loss) on investments	214,579	254,994	39,508	68,214	8,864	1,243	47,465	7,980
Reinvested capital gains	-	-	-	-	-	-	2,326	3,755

Net increase (decrease) in contract owners’ equity resulting from operations	275,175	242,542	36,441	36,796	8,715	3,322	56,248	14,612

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	824	2,326	1,371	1,378	2,570	158
Transfers between funds	(1,324)	-	4,273	199	-	(7,791)	2,126	33,718
Redemptions (note 3)	(280,442)	(91,095)	(13,065)	(80,648)	-	(5,940)	(9,955)	(2,669)
Contract maintenance charges (note 2)	(189)	(199)	(32)	(35)	(7)	(7)	(43)	(52)
Contingent deferred sales charges (note 2)	-	-	(14)	-	-	-	-	-
Adjustments to maintain reserves	(15)	(6)	(5)	(7)	6	(18)	(23)	(4)

Net equity transactions	(281,970)	(91,300)	(8,019)	(78,165)	1,370	(12,378)	(5,325)	31,151

Net change in contract owners’ equity	(6,795)	151,242	28,422	(41,369)	10,085	(9,056)	50,923	45,763
Contract owners’ equity beginning of period	1,446,290	1,295,048	179,495	220,864	24,110	33,166	150,716	104,953

Contract owners’ equity end of period	$1,439,495	1,446,290	207,917	179,495	34,195	24,110	201,639	150,716

CHANGES IN UNITS:
Beginning units	118,705	126,979	12,061	17,729	2,006	3,097	8,815	7,005
Units purchased	-	-	329	272	99	116	249	2,487
Units redeemed	(20,818)	(8,274)	(815)	(5,940)	(1)	(1,207)	(564)	(677)

Ending units	97,887	118,705	11,575	12,061	2,104	2,006	8,500	8,815

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DCAP		FQB		FEIS		FGS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,276	22,289	24,331	26,835	23,712	34,255	(60,689)	(47,610)
Realized gain (loss) on investments	7,543	28,845	41,737	17,737	(56,720)	(114,956)	158,097	153,105
Change in unrealized gain (loss) on investments	131,713	23,123	(67,913)	49,966	431,487	270,126	1,373,460	520,460
Reinvested capital gains	1,929	-	-	-	160,432	146,300	3,424	-

Net increase (decrease) in contract owners’ equity resulting from operations	145,461	74,257	(1,845)	94,538	558,911	335,725	1,474,292	625,955

Equity transactions:
Purchase payments received from contract owners (note 3)	103	110	4,334	2,922	34,198	14,675	50,061	12,662
Transfers between funds	(46,043)	(90,627)	(237,507)	207,048	(11,653)	13,636	(73,821)	(99,902)
Redemptions (note 3)	(96,645)	(137,158)	(83,095)	(283,918)	(281,856)	(432,852)	(619,968)	(764,464)
Contract maintenance charges (note 2)	(144)	(157)	(295)	(375)	(595)	(633)	(925)	(1,056)
Contingent deferred sales charges (note 2)	-	-	-	(57)	(28)	(106)	-	(1,262)
Adjustments to maintain reserves	(8)	(21)	(12)	2	(28)	(7)	(11)	(27)

Net equity transactions	(142,737)	(227,853)	(316,575)	(74,378)	(259,962)	(405,287)	(644,664)	(854,049)

Net change in contract owners’ equity	2,724	(153,596)	(318,420)	20,160	298,949	(69,562)	829,628	(228,094)
Contract owners’ equity beginning of period	832,664	986,260	1,123,446	1,103,286	2,271,651	2,341,213	4,664,620	4,892,714

Contract owners’ equity end of period	$835,388	832,664	805,026	1,123,446	2,570,600	2,271,651	5,494,248	4,664,620

CHANGES IN UNITS:
Beginning units	61,042	78,713	63,402	67,358	163,209	194,336	474,132	561,651
Units purchased	35	9,053	312	17,593	2,071	2,494	5,146	1,883
Units redeemed	(9,785)	(26,724)	(18,097)	(21,549)	(18,949)	(33,621)	(63,437)	(89,402)

Ending units	51,292	61,042	45,617	63,402	146,331	163,209	415,841	474,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIS		FOS		FOSR		FVSS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$23,158	31,034	(738)	1,870	(12)	282	(2,563)	(3,248)
Realized gain (loss) on investments	21,714	29,788	15,342	3,731	(1,375)	(35,182)	23,239	1,093
Change in unrealized gain (loss) on investments	(18,503)	29,048	137,556	95,988	34,569	60,518	95,146	83,535
Reinvested capital gains	-	-	2,318	1,858	541	399	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,369	89,870	154,478	103,447	33,723	26,017	115,822	81,380

Equity transactions:
Purchase payments received from contract owners (note 3)	772	986	-	-	237	7,706	20,208	-
Transfers between funds	(141,488)	15,844	(100)	(16,862)	5,071	152	7,101	16,805
Redemptions (note 3)	(76,069)	(100,165)	(46,578)	(128,703)	(3,806)	(62,048)	(22,999)	(7,757)
Contract maintenance charges (note 2)	(165)	(197)	(44)	(48)	(51)	(65)	(22)	(16)
Contingent deferred sales charges (note 2)	(68)	-	-	-	-	-	(62)	-
Adjustments to maintain reserves	(3)	(17)	(9)	(9)	(21)	(6)	2	(19)

Net equity transactions	(217,021)	(83,549)	(46,731)	(145,622)	1,430	(54,261)	4,228	9,013

Net change in contract owners’ equity	(190,652)	6,321	107,747	(42,175)	35,153	(28,244)	120,050	90,393
Contract owners’ equity beginning of period	750,638	744,317	573,228	615,403	121,556	149,800	410,882	320,489

Contract owners’ equity end of period	$559,986	750,638	680,975	573,228	156,709	121,556	530,932	410,882

CHANGES IN UNITS:
Beginning units	52,014	58,070	51,246	65,388	8,466	12,413	24,958	24,396
Units purchased	455	4,877	-	-	579	625	1,380	1,084
Units redeemed	(15,299)	(10,933)	(3,889)	(14,142)	(550)	(4,572)	(1,264)	(522)

Ending units	37,170	52,014	47,357	51,246	8,495	8,466	25,074	24,958

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	LPVCII		SBTRP		SBVI		SBVHY
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,538	11,938	(1,475)	5,374	3,471	10,700	24,399	35,120
Realized gain (loss) on investments	3,047	(58,191)	(5,194)	(112,601)	54,532	69,879	(17,911)	(21,490)
Change in unrealized gain (loss) on investments	172,490	143,610	571,285	468,062	249,794	108,949	20,315	81,373
Reinvested capital gains	-	-	210,621	-	69,491	1,294	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	177,075	97,357	775,237	360,835	377,288	190,822	26,803	95,003

Equity transactions:
Purchase payments received from contract owners (note 3)	1,478	2,678	4,454	10,520	1,405	1,468	1,024	2,987
Transfers between funds	835	49,075	(8,830)	(48,748)	3,320	(4,343)	2,264	2,296
Redemptions (note 3)	(165,539)	(181,274)	(366,296)	(456,327)	(145,342)	(209,463)	(100,412)	(85,753)
Contract maintenance charges (note 2)	(421)	(446)	(731)	(781)	(232)	(303)	(212)	(227)
Contingent deferred sales charges (note 2)	-	-	(19)	(117)	(24)	(11)	(158)	-
Adjustments to maintain reserves	(6)	(18)	(25)	(13)	(27)	(21)	(6)	(25)

Net equity transactions	(163,653)	(129,985)	(371,447)	(495,466)	(140,900)	(212,673)	(97,500)	(80,722)

Net change in contract owners’ equity	13,422	(32,628)	403,790	(134,631)	236,388	(21,851)	(70,697)	14,281
Contract owners’ equity beginning of period	798,096	830,724	2,723,079	2,857,710	1,319,269	1,341,120	623,667	609,386

Contract owners’ equity end of period	$811,518	798,096	3,126,869	2,723,079	1,555,657	1,319,269	552,970	623,667

CHANGES IN UNITS:
Beginning units	77,379	90,692	297,942	354,459	86,272	100,741	27,266	31,081
Units purchased	196	5,023	565	1,340	777	102	144	254
Units redeemed	(14,215)	(18,336)	(35,972)	(57,857)	(9,105)	(14,571)	(4,339)	(4,069)

Ending units	63,360	77,379	262,535	297,942	77,944	86,272	23,071	27,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMGP		AMCG		AMTP		AMSRS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(392)	(758)	(16,163)	(15,579)	(1,109)	(3,179)	94	(38)
Realized gain (loss) on investments	6,293	6,146	113,691	58,000	(4,481)	(18,282)	179	73
Change in unrealized gain (loss) on investments	10,974	1,914	209,602	68,024	153,468	66,713	4,273	270
Reinvested capital gains	3,008	502	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,883	7,804	307,130	110,445	147,878	45,252	4,546	305

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	51	-	-	-	-
Transfers between funds	5,374	-	(99)	24,522	288,734	-	38,449	-
Redemptions (note 3)	(18,145)	(22,263)	(152,909)	(91,058)	(2,518)	(14,818)	(184)	(162)
Contract maintenance charges (note 2)	(41)	(39)	(214)	(259)	(12)	(11)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(13)	-	-	-	-
Adjustments to maintain reserves	(17)	(4)	(40)	(23)	(12)	(19)	2	3

Net equity transactions	(12,829)	(22,306)	(153,262)	(66,780)	286,192	(14,848)	38,267	(159)

Net change in contract owners’ equity	7,054	(14,502)	153,868	43,665	434,070	30,404	42,813	146
Contract owners’ equity beginning of period	63,854	78,356	1,071,053	1,027,388	338,368	307,964	3,463	3,317

Contract owners’ equity end of period	$70,908	63,854	1,224,921	1,071,053	772,438	338,368	46,276	3,463

CHANGES IN UNITS:
Beginning units	4,224	5,761	68,016	72,312	24,283	25,407	250	262
Units purchased	270	-	20	1,732	18,743	-	2,224	-
Units redeemed	(1,066)	(1,537)	(8,545)	(6,028)	(154)	(1,124)	(12)	(12)

Ending units	3,428	4,224	59,491	68,016	42,872	24,283	2,462	250

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGI		OVAG		VWHAS		VWEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(7,922)	(11,957)	(22,134)	(21,615)	(74)	-	760	(7,329)
Realized gain (loss) on investments	174,943	153,487	83,556	76,128	369	-	(14,230)	(15,284)
Change in unrealized gain (loss) on investments	494,035	224,483	403,618	159,951	263	-	76,124	136,862
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	661,056	366,013	465,040	214,464	558	-	62,654	114,249

Equity transactions:
Purchase payments received from contract owners (note 3)	14,831	2,899	21,934	2,861	-	-	-	1
Transfers between funds	(1,932)	(68,129)	(10,488)	(45,285)	6,118	-	(26,831)	162,311
Redemptions (note 3)	(361,841)	(463,818)	(177,360)	(222,058)	(2,216)	-	(22,341)	(9,444)
Contract maintenance charges (note 2)	(651)	(701)	(345)	(394)	(3)	-	(81)	(73)
Contingent deferred sales charges (note 2)	(22)	(14)	(60)	(82)	-	-	-	-
Adjustments to maintain reserves	(39)	(5)	(40)	(20)	(4)	-	(17)	2

Net equity transactions	(349,654)	(529,768)	(166,359)	(264,978)	3,895	-	(49,270)	152,797

Net change in contract owners’ equity	311,402	(163,755)	298,681	(50,514)	4,453	-	13,384	267,046
Contract owners’ equity beginning of period	2,381,774	2,545,529	1,431,247	1,481,761	-	-	637,558	370,512

Contract owners’ equity end of period	$2,693,176	2,381,774	1,729,928	1,431,247	4,453	-	650,942	637,558

CHANGES IN UNITS:
Beginning units	204,255	251,547	143,369	170,415	-	-	19,597	14,576
Units purchased	1,636	262	1,808	302	1,669	-	265	5,527
Units redeemed	(28,129)	(47,554)	(15,935)	(27,348)	(1,244)	-	(1,747)	(506)

Ending units	177,762	204,255	129,242	143,369	425	-	18,115	19,597

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHA		JAGTS2		JAIGS2		VWEMR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,872)	(1,066)	-	(312)	-	(2,030)	-	(732)
Realized gain (loss) on investments	(2,790)	(4,806)	-	8,950	-	(40,895)	-	28,778
Change in unrealized gain (loss) on investments	20,673	(7,817)	-	2,720	-	84,383	-	(1,544)
Reinvested capital gains	5,562	6,342	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,573	(7,347)	-	11,358	-	41,458	-	26,502

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2	-	48	-	97	-	98
Transfers between funds	(22,343)	262,604	-	(67,578)	-	(397,134)	-	(168,347)
Redemptions (note 3)	(21,506)	(8,315)	-	(7,760)	-	(5,953)	-	-
Contract maintenance charges (note 2)	(6)	(13)	-	(11)	-	(29)	-	(16)
Contingent deferred sales charges (note 2)	-	-	-	(86)	-	-	-	-
Adjustments to maintain reserves	12	(5)	-	(4)	-	2	-	1

Net equity transactions	(43,843)	254,273	-	(75,391)	-	(403,017)	-	(168,264)

Net change in contract owners’ equity	(22,270)	246,926	-	(64,033)	-	(361,559)	-	(141,762)
Contract owners’ equity beginning of period	287,559	40,633	-	64,033	-	361,559	-	141,762

Contract owners’ equity end of period	$265,289	287,559	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	7,387	1,064	-	4,721	-	18,501	-	6,919
Units purchased	-	7,606	-	3	-	2,285	-	401
Units redeemed	(1,134)	(1,283)	-	(4,724)	-	(20,786)	-	(7,320)

Ending units	6,253	7,387	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHAR
	2013	2012

Investment activity:
Net investment income (loss)	$-	(1,494)
Realized gain (loss) on investments	-	(35,943)
Change in unrealized gain (loss) on investments	-	29,917
Reinvested capital gains	-	22,099

Net increase (decrease) in contract owners’ equity resulting from operations	-	14,579

Equity transactions:
Purchase payments received from contract owners (note 3)	-	47
Transfers between funds	-	(311,590)
Redemptions (note 3)	-	(140)
Contract maintenance charges (note 2)	-	(4)
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	(23)

Net equity transactions	-	(311,710)

Net change in contract owners’ equity	-	(297,131)
Contract owners’ equity beginning of period	-	297,131

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	10,440
Units purchased	-	169
Units redeemed	-	(10,609)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

  Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

  Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

  Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Growth Series - Initial Class (MEGS)*

  Total Return Series - Initial Class (MTRS)*

MORGAN STANLEY

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class  I (MSVMG)*

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)*

  NVIT Emerging Markets Fund - Class III (GEM3)

  NVIT International Equity Fund - Class I (GIG)

  NVIT International Equity Fund - Class III (GIG3)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class I (ACVIG)

  VP International Fund - Class I (ACVI)

  VP International Fund - Class III (ACVI3)

  VP Ultra(R) Fund - Class I (ACVU1)

  American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  High Income Bond Fund II - Primary Shares (FHIB)*

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)*

  Equity-Income Portfolio - Initial Class (FEIP)*

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Growth Portfolio - Service Class (FGS)

  Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)*

  VIP High Income Portfolio - Service Class (FHIS)

  VIP Overseas Portfolio - Initial Class (FOP)*

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)

  ClearBridge Variable All Cap Value Portfolio Class I (SBTRP)

  ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Guardian Portfolio - I Class Shares (AMGP)

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS December 31, 2013

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

    Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares (OVGR)*

  Global Securities Fund/VA - Non-Service Shares (OVGS)*

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 8 Options	America’s Vision	America’s Vision Plus
Variable Account Charges - Recurring	1.40%	1.40%
Beneficiary Protector Option	-	0.40%
Upon annuitant death, in addition to any death benefit pyable, an additional amount will be credited

Maximum Variable Account Charges*	1.40%	1.80%
* When maximum options are elected.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS December 31, 2013

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM	MSVRE

1.40%	$772,951	$10,653	$1,813	$9,586	$4,480	$11,038	$184	$8,425
1.80%	1,459	-	-	218	-	-	-	-

Totals	$774,410	$10,653	$1,813	$9,804	$4,480	$11,038	$184	$8,425

	NVAMV1	HIBF	GEM3	GIG	GIG3	NVNMO1	NVCBD1	TRF

1.40%	$14,629	$3,839	$3,117	$2,558	$2,687	$64	$239	$22,571
1.80%	117	-	-	-	-	-	-	113

	$14,746	$3,839	$3,117	$2,558	$2,687	$64	$239	$22,684

	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF

1.40%	$35,833	$2,827	$449	$4,068	$22,683	$9,918	$10,647	$30,512
1.80%	90	-	-	-	-	-	-	136

	$35,923	$2,827	$449	$4,068	$22,683	$9,918	$10,647	$30,648

	SAM	NVMIG3	NVMLG1	NVMMG1	NVMMV2	SCGF	SCVF	SCF

1.40%	$44,602	$57	$421	$6,375	$79	$6,824	$8,967	$16,866
1.80%	-	-	-	-	-	-	-	-

	$44,602	$57	$421	$6,375	$79	$6,824	$8,967	$16,866

	NVOLG1	EIF	NVRE1	ACVIG	ACVI	ACVI3	ACVU1	DVSCS

1.40%	$106,527	$3,557	$371	$7,995	$20,457	$2,704	$399	$2,442
1.80%	155	-	-	-	-	-	-	-

	$106,682	$3,557	$371	$7,995	$20,457	$2,704	$399	$2,442

	DCAP	FQB	FEIS	FGS	FHIS	FOS	FOSR	FVSS

1.40%	$11,492	$12,151	$34,089	$70,038	$8,982	$8,542	$1,848	$6,570
1.80%	73	90	166	140	-	-	-	-

	$11,565	$12,241	$34,255	$70,178	$8,982	$8,542	$1,848	$6,570

	LPVCII	SBTRP	SBVI	SBVHY	AMGP	AMCG	AMTP	AMSRS

1.40%	$11,506	$41,507	$19,922	$8,317	$866	$16,163	$8,467	$191
1.80%	-	63	-	-	-	-	-	-

	$11,506	$41,570	$19,922	$8,317	$866	$16,163	$8,467	$191

	OVGI	OVAG	VWHAS	VWEM	VWHA

1.40%	$35,464	$22,322	$74	$9,159	$3,818
1.80%	98	-	-	-	-

	$35,562	$22,322	$74	$9,159	$3,818

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $75,758 and $81,151, respectively, and total transfers from the Account to the fixed account were $1,203,446 and $842,185, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $ 50,661 and $ 55,256 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$56,415,962	$0	$0	$56,415,962

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	$14,552	$290,364
Mid Cap Value Portfolio: Class 1 (JPMMV1)	31,133	18,807
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	9,948	263,761
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	35,298	132,524

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)		33,016	219,766
Emerging Markets Debt Portfolio - Class I (MSEM)		688	199
U.S. Real Estate Portfolio - Class I (MSVRE)		12,795	195,701
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)		40,025	96,292
Federated NVIT High Income Bond Fund - Class I (HIBF)		17,122	75,771
NVIT Emerging Markets Fund - Class III (GEM3)		2,476	52,459
NVIT International Equity Fund - Class I (GIG)		962	10,021
NVIT International Equity Fund - Class III (GIG3)		44,815	45,270
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)		14,163	452
NVIT Core Bond Fund - Class I (NVCBD1)		337	18,767
NVIT Nationwide Fund - Class I (TRF)		20,848	276,962
NVIT Government Bond Fund - Class I (GBF)		77,744	423,290
American Century NVIT Growth Fund - Class I (CAF)		1,556	31,859
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)		5,910	5,039
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)		9,514	7,220
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		78,142	892,808
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)		70,325	517,466
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)		21,606	117,476
NVIT Mid Cap Index Fund - Class I (MCIF)		111,407	432,892
NVIT Money Market Fund - Class I (SAM)		554,914	641,847
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)		52	58
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)		2,380	858
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		35,663	83,991
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)		3,797	236
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		96,138	98,212
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		5,050	98,304
NVIT Multi-Manager Small Company Fund - Class I (SCF)		32,260	230,574
NVIT Large Cap Growth Fund - Class I (NVOLG1)		135,688	1,370,666
Invesco NVIT Comstock Value Fund - Class I (EIF)		0	12,772
NVIT Real Estate Fund - Class I (NVRE1)		3,538	372
VP Income & Growth Fund - Class I (ACVIG)		15,619	97,944
VP International Fund - Class I (ACVI)		25,139	302,427
VP International Fund - Class III (ACVI3)		7,622	15,098
VP Ultra(R) Fund - Class I (ACVU1)		1,465	357
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		8,976	12,511
Appreciation Portfolio - Initial Shares (DCAP)		17,986	154,526
Quality Bond Fund II - Primary Shares (FQB)		37,954	330,198
VIP Equity-Income Portfolio - Service Class (FEIS)		249,218	325,027
VIP Growth Portfolio - Service Class (FGS)		55,319	757,258
VIP High Income Portfolio - Service Class (FHIS)		37,845	231,714
VIP Overseas Portfolio - Service Class (FOS)		10,122	55,276
VIP Overseas Portfolio - Service Class R (FOSR)		12,312	10,343
VIP Value Strategies Portfolio - Service Class (FVSS)		46,019	44,363
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)		13,608	175,729
ClearBridge Variable All Cap Value Portfolio Class I (SBTRP)		250,817	413,117
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)		105,575	173,501
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)		32,764	105,878
Guardian Portfolio - I Class Shares (AMGP)		8,854	19,055
Mid-Cap Growth Portfolio - I Class Shares (AMCG)		247	169,649
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)		295,878	10,797
Socially Responsive Portfolio - I Class Shares (AMSRS)		38,734	375
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		35,515	393,070
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)		18,479	206,956
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)		16,486	12,661
VIP Trust Emerging Markets Fund - Initial Class (VWEM)		18,039	66,544
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)		7,507	47,682

	Total	$2,891,961	$10,795,116

(5) Financial Highlights

The Company offers two variable annuity products through the Account, one of which provides an optional feature and associated fee that is assessed to the contract owner. The election of this feature results in an increase to the contract expense rate. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based up on whether the option was elected and utilized as of the balance sheet date. The unit fair values and total returns associated with these two contract expense rates are also disclosed as a range below. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	1.40%	58,088	$ 12.03	$698,519	1.32%	32.46%
2012	1.40%	84,008	9.08	762,632	0.83%	10.40%
2011	1.40%	96,943	8.22	797,127	0.93%	-0.51%
2010	1.40%	114,849	8.26	949,188	0.89%	13.21%
2009	1.40%	129,413	7.30	944,757	1.00%	31.88%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2013	1.40%	6,815	22.27	151,774	0.98%	30.45%
2012	1.40%	6,253	17.07	106,768	1.18%	18.69%
2011	1.40%	9,265	14.38	133,282	1.28%	0.73%
2010	1.40%	9,764	14.28	139,423	1.07%	21.73%
2009	1.40%	7,906	11.73	92,730	0.00%	24.92%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	1.40% to 1.80%	47,819	14.13 to 17.46	678,482	0.58%	29.05% to 28.53%
2012	1.40% to 1.80%	68,467	10.95 to 13.58	751,976	0.53%	22.12% to 21.62%
2011	1.40% to 1.80%	92,492	8.97 to 11.17	831,307	0.25%	-8.24% to -8.61%
2010	1.40% to 1.80%	102,419	9.77 to 12.22	1,003,485	0.22%	4.99% to 4.56%
2009	1.40% to 1.80%	115,171	9.31 to 11.69	1,074,858	0.01%	43.97% to 43.39%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	1.40%	42,524	7.13	303,138	0.00%	33.50%
2012	1.40%	57,027	5.34	304,521	0.00%	17.48%
2011	1.40%	70,575	4.55	320,800	0.00%	-9.93%
2010	1.40%	80,884	5.05	408,213	0.00%	22.66%
2009	1.40%	103,529	4.11	425,982	0.00%	54.70%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	1.40%	52,926	14.02	742,211	3.17%	12.68%
2012	1.40%	68,524	12.45	852,787	0.70%	11.59%
2011	1.40%	65,223	11.15	727,406	0.38%	-33.28%
2010	1.40%	70,886	16.72	1,184,973	0.52%	23.27%
2009	1.40%	87,200	13.56	1,182,511	0.41%	76.57%
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	1.40%	389	32.50	12,640	3.99%	-10.03%
2012	1.40%	389	36.12	14,049	2.85%	16.31%
2011	1.40%	390	31.05	12,111	4.60%	5.54%
2010	1.40%	740	29.42	21,774	4.02%	8.21%
2009	1.40%	809	27.19	21,998	7.30%	28.39%
U.S. Real Estate Portfolio - Class I (MSVRE)
2013	1.40%	14,064	36.65	515,492	1.10%	0.62%
2012	1.40%	18,802	36.43	684,874	0.86%	14.21%
2011	1.40%	23,891	31.89	761,996	0.83%	4.44%
2010	1.40%	26,156	30.54	798,708	2.15%	28.14%
2009	1.40%	33,215	23.83	791,531	3.19%	26.56%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	1.40% to 1.80%	55,754	20.32 to 19.94	1,132,707	1.86%	30.05% to 29.53%
2012	1.40% to 1.80%	60,374	15.62 to 15.39	943,171	0.95%	13.05% to 12.59%
2011	1.40% to 1.80%	75,509	13.82 to 13.67	1,043,414	1.52%	-0.76% to -1.16%
2010	1.40% to 1.80%	105,148	13.93 to 13.83	1,464,159	0.15%	11.88% to 11.42%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	1.40%	13,336	19.78	263,779	6.21%	5.57%
2012	1.40%	17,105	18.74	320,468	8.20%	12.95%
2011	1.40%	18,203	16.59	301,941	8.33%	2.37%
2010	1.40%	20,941	16.20	339,323	8.64%	11.57%
2009	1.40%	21,012	14.52	305,164	8.49%	43.96%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	1.40%	7,915	24.83	196,549	1.03%	-0.66%
2012	1.40%	10,067	25.00	251,647	0.40%	15.59%
2011	1.40%	15,903	21.63	343,889	0.72%	-23.48%
2010	1.40%	16,310	28.26	460,956	0.07%	14.59%
2009	1.40%	18,346	24.66	452,457	1.29%	61.20%
NVIT International Equity Fund - Class I (GIG)
2013	1.40%	14,202	13.81	196,067	0.53%	16.18%
2012	1.40%	14,815	11.88	176,040	0.82%	13.99%
2011	1.40%	16,793	10.42	175,060	1.87%	-11.03%
2010	1.40%	261	11.72	3,058	0.73%	11.71%
2009	1.40%	932	10.49	9,775	1.12%	27.91%
NVIT International Equity Fund - Class III (GIG3)
2013	1.40%	9,734	22.04	214,572	0.50%	16.16%
2012	1.40%	9,803	18.98	186,023	1.37%	13.96%
2011	1.40%	5,439	16.65	90,571	1.44%	-11.03%
2010	1.40%	3,244	18.72	60,732	0.70%	11.69%
2009	1.40%	5,931	16.76	99,389	1.07%	27.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	1.40%	847	$21.64	$18,332	1.85%	41.81%
2012	1.40%	213	15.26	3,251	1.26%	15.30%
2011	1.40%	458	13.24	6,062	0.47%	-12.85%
2010	1.40%	1,594	15.19	24,211	0.17%	13.99%
2009	1.40%	2,164	13.32	28,835	0.10%	33.25%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2013	1.40%	236	11.92	2,813	0.64%	-3.28%
2012	1.40%	1,788	12.33	22,038	2.99%	6.24%
2011	1.40%	1,865	11.60	21,637	2.95%	5.11%
2010	1.40%	2,156	11.04	23,797	2.93%	5.56%
2009	1.40%	236	10.46	2,468	1.26%	4.57%	****
NVIT Nationwide Fund - Class I (TRF)
2013	1.40% to 1.80%	113,917	14.72 to 14.32	1,676,864	1.28%	29.27% to 28.74%
2012	1.40% to 1.80%	133,593	11.39 to 11.12	1,521,315	1.34%	12.61% to 12.15%
2011	1.40% to 1.80%	170,388	10.11 to 9.91	1,723,072	1.13%	-0.88% to -1.28%
2010	1.40% to 1.80%	199,343	10.20 to 10.04	2,033,729	1.00%	11.86% to 11.41%
2009	1.40% to 1.80%	228,796	9.12 to 9.01	2,086,719	1.33%	24.33% to 23.83%
NVIT Government Bond Fund - Class I (GBF)
2013	1.40% to 1.80%	146,589	16.17 to 13.73	2,369,914	1.91%	-5.40% to -5.78%
2012	1.40% to 1.80%	169,600	17.10 to 14.57	2,898,511	2.06%	1.61% to 1.20%
2011	1.40% to 1.80%	211,415	16.82 to 14.40	3,556,067	2.93%	5.76% to 5.33%
2010	1.40% to 1.80%	242,160	15.91 to 13.67	3,851,533	2.87%	3.31% to 2.90%
2009	1.40% to 1.80%	313,063	15.40 to 13.29	4,819,729	3.33%	1.25% to 0.84%
American Century NVIT Growth Fund - Class I (CAF)
2013	1.40%	23,362	8.98	209,760	0.65%	27.92%
2012	1.40%	26,953	7.02	189,183	0.53%	12.42%
2011	1.40%	31,767	6.24	198,329	0.53%	-2.08%
2010	1.40%	48,442	6.38	308,852	0.62%	17.58%
2009	1.40%	55,242	5.42	299,548	0.56%	31.60%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	1.40%	1,837	18.46	33,901	1.60%	25.47%
2012	1.40%	1,768	14.72	26,034	1.44%	14.28%
2011	1.40%	2,324	12.88	29,929	1.83%	-5.27%
2010	1.40%	1,917	13.60	26,062	1.47%	13.03%
2009	1.40%	5,743	12.03	69,079	0.87%	25.42%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	1.40%	21,398	13.66	292,262	1.76%	3.36%
2012	1.40%	21,629	13.21	285,802	1.44%	3.70%
2011	1.40%	36,840	12.74	469,431	1.83%	1.49%
2010	1.40%	71,864	12.55	902,251	2.24%	4.41%
2009	1.40%	88,182	12.02	1,060,358	1.86%	7.56%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	1.40%	62,184	16.51	1,026,472	1.06%	14.99%
2012	1.40%	112,591	14.35	1,616,194	1.98%	9.26%
2011	1.40%	81,793	13.14	1,074,636	1.90%	-1.44%
2010	1.40%	135,599	13.33	1,807,518	1.97%	9.36%
2009	1.40%	160,995	12.19	1,962,338	1.53%	17.47%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	1.40%	33,740	17.80	600,730	1.33%	20.66%
2012	1.40%	61,749	14.76	911,139	1.35%	12.16%
2011	1.40%	84,731	13.16	1,114,664	2.03%	-3.49%
2010	1.40%	89,206	13.63	1,216,023	1.91%	11.26%
2009	1.40%	99,881	12.25	1,223,795	1.31%	22.65%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	1.40%	48,589	15.32	744,527	1.66%	8.95%
2012	1.40%	55,906	14.06	786,286	1.71%	6.52%
2011	1.40%	57,312	13.20	756,695	2.12%	0.64%
2010	1.40%	97,147	13.12	1,274,524	2.12%	7.00%
2009	1.40%	112,396	12.26	1,378,132	1.74%	12.96%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	1.40% to 1.80%	69,962	31.88 to 22.97	2,227,221	1.08%	31.19% to 30.65%
2012	1.40% to 1.80%	82,810	24.30 to 17.58	2,009,854	1.00%	15.82% to 15.35%
2011	1.40% to 1.80%	104,621	20.98 to 15.24	2,192,782	0.76%	-3.91% to -4.30%
2010	1.40% to 1.80%	119,764	21.83 to 15.92	2,612,416	1.24%	24.44% to 23.93%
2009	1.40% to 1.80%	141,185	17.55 to 12.85	2,475,173	0.98%	34.84% to 34.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2013	1.40%	270,923	$10.73	$2,906,095	0.00%	-1.40%
2012	1.40%	275,121	10.88	2,993,017	0.00%	-1.40%
2011	1.40%	330,014	11.03	3,641,308	0.00%	-1.40%
2010	1.40%	387,456	11.19	4,335,655	0.00%	-1.40%
2009	1.40%	477,214	11.35	5,415,861	0.05%	-1.36%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	1.40%	247	18.46	4,559	1.28%	19.64%
2012	1.40%	247	15.43	3,810	0.62%	14.15%
2011	1.40%	247	13.51	3,338	1.08%	-10.63%
2010	1.40%	950	15.12	14,365	0.85%	12.44%
2009	1.40%	725	13.45	9,750	0.00%	34.48%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	1.40%	1,665	20.89	34,785	0.78%	32.86%
2012	1.40%	1,689	15.73	26,560	0.53%	14.72%
2011	1.40%	1,728	13.71	23,686	0.01%	-4.26%
2010	1.40%	961	14.32	13,759	0.04%	13.89%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	1.40%	21,415	22.54	482,613	0.00%	37.00%
2012	1.40%	25,278	16.45	415,816	0.00%	13.29%
2011	1.40%	29,693	14.52	431,122	0.00%	-5.57%
2010	1.40%	32,827	15.38	504,744	0.00%	25.04%
2009	1.40%	35,630	12.30	438,118	0.00%	22.96%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	1.40%	285	22.43	6,394	1.26%	33.78%
2012	1.40%	91	16.77	1,526	1.17%	14.71%
2011	1.40%	91	14.62	1,330	0.83%	-3.69%
2010	1.40%	91	15.18	1,381	1.33%	17.96%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	1.40%	32,337	17.53	566,867	0.00%	42.27%
2012	1.40%	33,845	12.32	417,022	0.00%	11.85%
2011	1.40%	39,690	11.02	437,245	0.00%	-2.04%
2010	1.40%	42,107	11.25	473,515	0.00%	23.69%
2009	1.40%	43,895	9.09	399,070	0.00%	25.68%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	1.40%	19,366	34.16	661,572	0.80%	38.44%
2012	1.40%	22,192	24.68	547,628	0.84%	18.76%
2011	1.40%	26,838	20.78	557,701	0.44%	-6.40%
2010	1.40%	31,027	22.20	688,810	0.60%	24.83%
2009	1.40%	36,895	17.78	656,117	0.55%	24.45%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	1.40%	41,432	31.46	1,303,433	0.13%	38.94%
2012	1.40%	48,271	22.64	1,093,041	0.15%	13.88%
2011	1.40%	56,947	19.88	1,132,268	0.52%	-6.88%
2010	1.40%	64,819	21.35	1,384,031	0.28%	23.57%
2009	1.40%	78,588	17.28	1,357,977	0.27%	32.82%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	1.40% to 1.80%	388,648	21.10 to 20.71	8,201,806	0.77%	34.79% to 34.24%
2012	1.40% to 1.80%	454,585	15.66 to 15.43	7,117,263	0.68%	17.02% to 16.54%
2011	1.40% to 1.80%	546,210	13.38 to 13.24	7,308,019	0.66%	-3.60% to -3.99%
2010	1.40% to 1.80%	669,883	13.88 to 13.79	9,297,338	0.06%	7.28% to 6.84%
2009	1.40%	648	12.94	8,384	0.10%	29.38%	****
Invesco NVIT Comstock Value Fund - Class I (EIF)
2013	1.40%	19,051	14.76	281,269	0.00%	33.74%
2012	1.40%	19,745	11.04	217,979	1.11%	16.80%
2011	1.40%	28,961	9.45	273,705	1.31%	-3.69%
2010	1.40%	33,629	9.81	330,020	1.51%	14.15%
2009	1.40%	38,434	8.60	330,403	1.11%	26.75%
NVIT Real Estate Fund - Class I (NVRE1)
2013	1.40%	1,142	22.96	26,199	1.54%	1.60%
2012	1.40%	1,092	22.60	24,678	1.06%	14.16%
2011	1.40%	1,211	19.80	23,973	0.87%	5.01%
2010	1.40%	1,399	18.85	26,372	1.95%	28.36%
2009	1.40%	1,092	14.69	16,037	0.80%	46.86%	****
VP Income & Growth Fund - Class I (ACVIG)
2013	1.40%	39,065	15.59	609,003	2.19%	33.92%
2012	1.40%	45,543	11.64	530,147	2.06%	13.13%
2011	1.40%	55,795	10.29	574,096	1.52%	1.67%
2010	1.40%	68,169	10.12	689,886	1.52%	12.55%
2009	1.40%	75,256	8.99	676,685	4.75%	16.44%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2013	1.40%	97,887	$14.71	$1,439,495	1.74%	20.70%
2012	1.40%	118,705	12.18	1,446,290	0.85%	19.46%
2011	1.40%	126,979	10.20	1,295,048	1.40%	-13.27%
2010	1.40%	142,631	11.76	1,677,303	2.44%	11.71%
2009	1.40%	163,178	10.53	1,717,807	2.04%	31.89%
VP International Fund - Class III (ACVI3)
2013	1.40%	11,575	17.96	207,917	1.70%	20.70%
2012	1.40%	12,061	14.88	179,495	0.97%	19.46%
2011	1.40%	17,729	12.46	220,864	1.31%	-13.27%
2010	1.40%	17,950	14.36	257,852	2.40%	11.71%
2009	1.40%	20,879	12.86	268,476	1.97%	31.89%
VP Ultra(R) Fund - Class I (ACVU1)
2013	1.40%	2,104	16.25	34,195	0.52%	35.16%
2012	1.40%	2,006	12.03	24,110	0.00%	12.33%
2011	1.40%	3,097	10.71	33,166	0.00%	-0.35%
2010	1.40%	5,092	10.74	54,701	0.47%	14.46%
2009	1.40%	3,608	9.39	33,862	0.28%	32.60%
VP Value Fund - Class I (ACVV)
2009	1.40% to 1.80%	111,300	15.24 to 12.39	1,695,143	5.79%	18.19% to 17.71%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	1.40%	8,500	23.72	201,639	1.09%	38.75%
2012	1.40%	8,815	17.10	150,716	0.41%	14.12%
2011	1.40%	7,005	14.98	104,953	0.69%	-0.84%
2010	1.40%	6,427	15.11	97,110	0.65%	24.07%
2009	1.40%	9,492	12.18	115,588	2.64%	23.28%
Appreciation Portfolio - Initial Shares (DCAP)
2013	1.40% to 1.80%	51,292	16.30 to 14.80	835,388	1.93%	19.41% to 18.92%
2012	1.40% to 1.80%	61,042	13.65 to 12.44	832,664	3.73%	8.88% to 8.44%
2011	1.40% to 1.80%	78,713	12.53 to 11.47	986,260	1.69%	7.49% to 7.05%
2010	1.40% to 1.80%	81,437	11.66 to 10.72	949,191	2.33%	13.70% to 13.24%
2009	1.40% to 1.80%	101,158	10.26 to 9.46	1,036,969	2.75%	20.84% to 20.35%
Quality Bond Fund II - Primary Shares (FQB)
2013	1.40% to 1.80%	45,617	17.67 to 15.10	805,026	4.14%	-0.38% to -0.78%
2012	1.40% to 1.80%	63,402	17.73 to 15.22	1,123,446	3.72%	8.18% to 7.74%
2011	1.40% to 1.80%	67,358	16.39 to 14.13	1,103,286	5.17%	0.84% to 0.44%
2010	1.40% to 1.80%	78,193	16.25 to 14.07	1,270,132	5.15%	6.99% to 6.55%
2009	1.40% to 1.80%	105,771	15.19 to 13.20	1,606,200	7.01%	18.75% to 18.27%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2009	1.40% to 1.80%	452,254	13.37 to 13.05	6,044,070	1.27%	33.77% to 33.22%
VIP Equity-Income Portfolio - Service Class (FEIS)
2013	1.40% to 1.80%	146,331	17.58 to 15.13	2,570,600	2.40%	26.22% to 25.71%
2012	1.40% to 1.80%	163,209	13.93 to 12.03	2,271,651	2.89%	15.54% to 15.07%
2011	1.40% to 1.80%	194,336	12.05 to 10.46	2,341,213	2.25%	-0.55% to -0.95%
2010	1.40% to 1.80%	241,813	12.12 to 10.56	2,927,607	1.63%	13.48% to 13.02%
2009	1.40% to 1.80%	301,086	10.68 to 9.34	3,212,867	2.14%	28.21% to 27.69%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2009	1.40%	59,776	6.54	391,021	0.38%	43.68%
VIP Growth Portfolio - Service Class (FGS)
2013	1.40% to 1.80%	415,841	13.21 to 12.50	5,494,248	0.19%	34.30% to 33.75%
2012	1.40% to 1.80%	474,132	9.84 to 9.35	4,664,620	0.47%	12.94% to 12.48%
2011	1.40% to 1.80%	561,651	8.71 to 8.31	4,892,714	0.25%	-1.26% to -1.66%
2010	1.40% to 1.80%	670,629	8.82 to 8.45	5,916,030	0.17%	22.32% to 21.83%
2009	1.40% to 1.80%	770,987	7.21 to 6.94	5,560,387	0.32%	26.35% to 25.84%
VIP High Income Portfolio - Service Class (FHIS)
2013	1.40%	37,170	15.07	559,986	5.01%	4.39%
2012	1.40%	52,014	14.43	750,638	5.50%	12.59%
2011	1.40%	58,070	12.82	744,317	5.65%	2.47%
2010	1.40% to 1.80%	77,421	12.51 to 15.77	969,560	7.56%	12.20% to 11.74%
2009	1.40% to 1.80%	64,454	11.15 to 14.12	719,619	7.62%	41.76% to 41.19%
VIP Overseas Portfolio - Service Class (FOS)
2013	1.40%	47,357	14.38	680,975	1.29%	28.55%
2012	1.40%	51,246	11.19	573,228	1.72%	18.85%
2011	1.40%	65,388	9.41	615,403	1.24%	-18.39%
2010	1.40%	71,845	11.53	828,507	1.25%	11.41%
2009	1.40%	83,463	10.35	863,888	2.06%	24.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class R (FOSR)
2013	1.40%	8,495	$18.45	$156,709	1.39%	28.48%
2012	1.40%	8,466	14.36	121,556	1.60%	18.98%
2011	1.40%	12,413	12.07	149,800	1.22%	-18.46%
2010	1.40%	14,453	14.80	213,887	1.19%	11.43%
2009	1.40%	18,076	13.28	240,070	2.08%	24.72%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	1.40%	25,074	21.17	530,932	0.86%	28.62%
2012	1.40%	24,958	16.46	410,882	0.53%	25.32%
2011	1.40%	24,396	13.14	320,489	0.84%	-10.12%
2010	1.40%	27,884	14.62	407,550	0.48%	24.69%
2009	1.40%	25,734	11.72	301,670	1.10%	55.19%
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
2013	1.40%	63,360	12.81	811,518	1.60%	24.18%
2012	1.40%	77,379	10.31	798,096	2.87%	12.60%
2011	1.40%	90,692	9.16	830,724	3.11%	6.39%
2010	1.40% to 1.80%	106,302	8.61 to 8.48	915,174	3.45%	10.69% to 10.24%
2009	1.40% to 1.80%	160,306	7.78 to 7.69	1,246,851	3.27%	21.18% to 20.69%
ClearBridge Variable All Cap Value Portfolio Class I (SBTRP)
2013	1.40% to 1.80%	262,535	11.91 to 11.59	3,126,869	1.36%	30.32% to 29.79%
2012	1.40% to 1.80%	297,942	9.14 to 8.93	2,723,079	1.60%	13.37% to 12.90%
2011	1.40% to 1.80%	354,459	8.06 to 7.91	2,857,710	1.26%	-7.51% to -7.88%
2010	1.40% to 1.80%	434,007	8.72 to 8.59	3,783,041	1.64%	14.97% to 14.51%
2009	1.40% to 1.80%	522,000	7.58 to 7.50	3,957,515	1.32%	27.55% to 27.03%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2013	1.40%	77,944	19.96	1,555,657	1.66%	30.52%
2012	1.40%	86,272	15.29	1,319,269	2.20%	14.87%
2011	1.40%	100,741	13.31	1,341,120	2.11%	3.49%
2010	1.40%	124,160	12.86	1,597,185	2.79%	7.93%
2009	1.40%	159,628	11.92	1,902,529	1.85%	22.76%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2013	1.40%	23,071	23.97	552,970	5.54%	4.78%
2012	1.40%	27,266	22.87	623,667	7.14%	16.67%
2011	1.40%	31,081	19.61	609,386	7.77%	0.29%
2010	1.40%	32,871	19.55	642,608	8.39%	13.31%
2009	1.40%	39,317	17.25	678,338	10.16%	53.38%
Guardian Portfolio - I Class Shares (AMGP)
2013	1.40%	3,428	20.69	70,908	0.76%	36.87%
2012	1.40%	4,224	15.12	63,854	0.26%	11.14%
2011	1.40%	5,761	13.60	78,356	0.46%	-4.30%
2010	1.40%	6,172	14.21	87,714	0.30%	17.35%
2009	1.40%	13,539	12.11	163,954	1.10%	27.87%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2013	1.40%	59,491	20.59	1,224,921	0.00%	30.76%
2012	1.40%	68,016	15.75	1,071,053	0.00%	10.84%
2011	1.40%	72,312	14.21	1,027,388	0.00%	-0.93%
2010	1.40%	87,349	14.34	1,252,658	0.00%	27.29%
2009	1.40%	99,616	11.27	1,122,291	0.00%	29.76%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2013	1.40%	42,872	18.02	772,438	1.25%	29.30%
2012	1.40%	24,283	13.93	338,368	0.42%	14.96%
2011	1.40%	25,407	12.12	307,964	0.00%	-12.60%
2010	1.40%	30,683	13.87	425,502	0.66%	14.05%
2009	1.40%	41,255	12.16	501,641	2.65%	53.89%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	1.40%	2,462	18.80	46,276	2.14%	35.68%
2012	1.40%	250	13.85	3,463	0.23%	9.42%
2011	1.40%	262	12.66	3,317	0.34%	-4.43%
2010	1.40%	275	13.25	3,643	0.03%	21.14%
2009	1.40%	823	10.94	9,012	1.73%	29.59%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.40% to 1.80%	292,665	10.17 to 7.83	2,975,041	0.33%	42.50% to 41.92%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	1.40% to 1.80%	177,762	15.15 to 14.88	2,693,176	1.10%	29.93% to 29.40%
2012	1.40% to 1.80%	204,255	11.66 to 11.50	2,381,774	0.94%	15.23% to 14.76%
2011	1.40% to 1.80%	251,547	10.12 to 10.02	2,545,529	0.90%	-1.41% to -1.81%
2010	1.40% to 1.80%	308,870	10.26 to 10.20	3,170,377	1.15%	14.48% to 14.02%
2009	1.40% to 1.80%	364,593	8.97 to 8.95	3,268,914	2.00%	26.49% to 25.98%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2013	1.40%	129,242	$13.39	$1,729,928	0.01%	34.08%
2012	1.40%	143,369	9.98	1,431,247	0.00%	14.81%
2011	1.40%	170,415	8.69	1,481,761	0.00%	-0.32%
2010	1.40% to 1.80%	198,921	8.72 to 8.60	1,735,007	0.00%	25.68% to 25.17%
2009	1.40% to 1.80%	230,821	6.94 to 6.87	1,601,885	0.00%	30.75% to 30.22%
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2013	1.40%	425	10.48	4,453	0.00%	8.75%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	1.40%	18,115	35.93	650,942	1.53%	10.45%
2012	1.40%	19,597	32.53	637,558	0.00%	27.99%
2011	1.40%	14,576	25.42	370,512	1.07%	-26.78%
2010	1.40%	16,147	34.71	560,539	0.58%	25.07%
2009	1.40%	16,891	27.76	468,845	0.16%	110.20%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	1.40%	6,253	42.43	265,289	0.72%	8.99%
2012	1.40%	7,387	38.93	287,559	0.89%	1.94%
2011	1.40%	1,064	38.19	40,633	1.20%	-17.62%
2010	1.40%	1,184	46.36	54,886	0.37%	27.43%
2009	1.40%	1,313	36.38	47,765	0.30%	55.33%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	1.40%	4,721	13.56	64,033	0.00%	-10.08%
2010	1.40%	5,778	15.08	87,157	0.00%	22.78%
2009	1.40%	4,934	12.29	60,619	0.00%	54.90%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	1.40%	18,501	19.54	361,559	0.30%	-33.28%
2010	1.40%	23,676	29.29	693,499	0.54%	23.28%
2009	1.40%	23,977	23.76	569,661	0.42%	76.57%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	1.40%	6,919	20.49	141,762	1.11%	-26.79%
2010	1.40%	8,795	27.99	246,155	0.57%	25.09%
2009	1.40%	8,682	22.37	194,254	0.09%	110.41%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	1.40%	10,440	28.46	297,131	1.17%	-17.57%
2010	1.40%	12,318	34.52	425,244	0.35%	27.45%
2009	1.40%	11,871	27.09	321,553	0.22%	55.41%
NVIT Worldwide Leaders Fund - Class I (obsolete)(GEF)
2010	1.40%	19,003	11.39	216,404	1.02%	9.90%
2009	1.40%	21,966	10.36	227,636	1.05%	23.25%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	1.40%	2,207	19.83	43,761	0.93%	9.80%
2009	1.40%	3,547	18.06	64,051	1.02%	23.25%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	1.40%	680	2.92	1,985	0.00%	50.33%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	1.40%	839	10.87	9,131	0.00%	50.31%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	1.40%	1,118	12.23	13,675	0.15%	12.86%
2009	1.40%	2,665	10.84	28,885	0.00%	8.38%	****

2013	Contract owners equity:			$56,415,776
2012	Contract owners equity:			$53,241,333
2011	Contract owners equity:			$56,256,397
2010	Contract owners equity:			$70,198,443
2009	Contract owners equity:			$73,345,721

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.